Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Accounts Payable And Accrued Liabilities

	Note	December 31, 2019	December 31, 2018
Trade payables		45,057	21,227
Capital related		18,833	18,153
Working capital adjustment payable	5(b)	-	12,451
Accrued interest		1,553	1,480
Income taxes payable		1,761	1,754

		67,204	55,065